Document Entity Information	3 Months Ended
Oct. 31, 2020
Cover [Abstract]
Entity Registrant Name	3D PIONEER SYSTEMS, INC.
Entity Central Index Key	0001556753
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No.2
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false